Financial Risk Management - Summary of Valuation Inputs and Relationships to Fair Value (Detail)	Jun. 30, 2024 AUD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Face Value	$ 1
Convertible Notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Convertible note	960,763
Face Value	$ 859,427
Interest Rate of Note	3
Convertible Notes [member] | Level 3 [member] | Adjustment to mid-market consensus price, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest Rate of Note	15